MetLife Investors Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA  92660


                                                     September 7, 2004
VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  MetLife Investors Variable Annuity Account One
          File No. 811-05200

Commissioners:

     Semi-Annual Reports dated June 30, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The semi-annual reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The semi-annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The semi-annual report of Dreyfus Stock Index Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000846800, File No. 811-05719.

The semi-annual reports for certain portfolios of First American Insurance Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001101885, File No. 811-09765.

MetLife Investors Variable Annuity Account One
File No. 811-05200 - Page 2


The semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The semi-annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The semi-annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The semi-annual reports for certain portfolios of Scudder Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

MetLife Investors Variable Annuity Account One
File No. 811-05200 - Page 3

The semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.



                                           Sincerely,

                                           /s/ Michele H. Abate
                                           Michele H. Abate